SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events

NOTE 14. - SUBSEQUENT EVENTS

On January 31, 2022, the Company entered into a Stock Purchase Agreement (the “Agreement”), by and among the Company; the David A. Nelson, Jr. Living Trust (“Seller”); David A. Nelson, Jr. (the “Beneficiary” and, together with Seller, the “Seller Parties”); and Pratum, Inc., an Iowa corporation (the “Pratum”) and security services firm that helps clients solve challenges and find the right balance between information security, IT support, and compliance. Pratum is based in Ankeny, Iowa.

Pursuant to the Agreement, Company agreed to acquire all of the issued and outstanding equity securities of the Company from the Seller Parties (the “Acquisition”) for an aggregate purchase price of $8,500,000 (the “Acquisition Consideration”), subject to customary purchase price adjustments for, among other things, indebtedness of Pratum as of the closing. $8,000,000 of the Acquisition Consideration will be paid to the Seller Parties at closing and $500,000 of the Acquisition Consideration will be deposited at closing with an escrow agent to be held in escrow for a period of six months. The escrow amount may be used to account for indemnification claims and any post-closing adjustment of the Acquisition Consideration.

The Agreement contains customary representations, warranties and covenants by each of the parties, and contains indemnification provisions under which the parties have agreed, subject to certain limitations, to indemnify each other against losses resulting from certain liabilities.

The closing of the Acquisition is subject to customary conditions, including, among others, (i) receipt of any necessary regulatory approvals and licenses, (ii) the absence of any litigation or governmental order that restrains, prevents or materially alters the transactions contemplated by the Agreement, (iii) the accuracy of the parties’ representations and warranties contained in the Agreement remaining true as of closing (subject to certain qualifications), (iv) Pratum’s and the Seller Parties’ material compliance with the covenants and agreements in the Agreement, and (v) the Buyer obtaining sufficient debt or equity financing to fund the Acquisition Consideration. The Company expects the transaction to close in the first half of 2022.

The Agreement also contains customary pre-closing covenants, including the obligation of Pratum and the Seller Parties to cause Pratum to conduct its business in all material respects in the ordinary course and to refrain from taking certain specified actions without the written consent of the Company.

On March 28, 2022 the parties to the Pratum Agreement amended the agreement to extend the outside date for closing from March 31, 2022 to May 15, 2022.  Accordingly, the Pratum Agreement may be terminated under certain circumstances, including, among others if the Acquisition does not close by May 15, 2022. Additionally, either party may terminate the Agreement upon a breach by the other party of any representation, warranty, covenant or agreement made by such breaching party in the Agreement, such that the conditions related to the representations, warranties, covenants and agreements made by such breaching party would not be satisfied and such breach or condition is not curable or, if curable, is not cured 30 days after written notice of such breach.

On February 15, 2022, the Company, as borrower, entered into a financing arrangement (the “Loan”) with Mast Hill Fund, L.P. (the “Lender”), a Delaware limited partnership. In exchange for a promissory note, Lender agreed to lend the Company $370,000, which bears interest at a rate of eight percent (8%) per annum, less $37,000 original issue discount. Under the terms of the Loan, amortization payments are due beginning June 15, 2022, and each month thereafter with the final payment due on February 15, 2023. Additionally, in the event of a default under the Loan or if the Company elects to pre-pay the Loan, the Lender has the right to convert any portion or all of the outstanding and unpaid principal and interest into fully paid and non-assessable shares of the Company’s common stock at a conversion price of $0.10 per share. The conversion price is subject to adjustment under certain circumstances, including issuances of Company common stock below the conversion price. The Company is not required to issue additional shares to Mast Hill in the event an adjustment to the conversion price occurs. Except for the option to convert the note in the event of a pre-payment, there is no pre-payment penalty associated with the promissory note. The Loan is subject to customary events of default, including cross-defaults on the Loan agreements and on other indebtedness of the Company, violations of securities laws (including Regulation FD), and failure to issue shares upon a conversion of the note. Amounts due under the Loan are subject to a 15% penalty in the event of a default. As additional consideration for the financing, the Company issued Lender a 5-year warrant to purchase 925,000 shares of Company common stock at a fixed price of $0.16 per share, subject to price adjustments for certain actions, including dilutive issuances, representing 40% warrant coverage on the principal amount of the Loan. The closing price of the Company common stock on February 15, 2022 was $0.17 per share. The Company has granted the Mast Hill customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Mast Hill, other than in respect of the Loan and a similar loan between the Company and Lender entered into on November 2, 2021.

J.H. Darbie & Co., Inc. ( “Finder”), a registered broker-dealer, acted as a finder in connection with the Loan, and was paid a cash fee of $14,650 (4.39% of the gross proceeds of the Loan) and issued a 5-year warrant to purchase 121,407 shares of Company common stock at a fixed price of $0.192 per share (120% of the exercise price of the warrant issued in connection with the Loan), subject to price adjustments for certain actions, including dilutive issuances, representing 7% warrant coverage on the gross proceeds of the Loan. The Company has granted the Finder customary “piggy-back” registration rights with respect to the shares issuable upon exercise of the warrant.